Parent company only condensed financial information	12 Months Ended
Dec. 31, 2022
Parent company only condensed financial information
Parent company only condensed financial information

23.Parent company only condensed financial information

The condensed financial information of the Company has been prepared in accordance with SEC RegulationS-XRule5-04and Rule12-04, using the same accounting policies as set out in the Group’s consolidated financial statements, except that the Company uses the equity method to account for investments in its subsidiaries, VIEs and VIEs’ subsidiaries.

Condensed balance sheets (In thousands, except for share and per share data)

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$Note 2 (f)
ASSETS
Cash and cash equivalents	1,255	1,329	193
Prepayments and other current assets	181	95	14
Amounts due from and investment deficit in VIEs and subsidiaries of the Company	156,985	42,460	6,155
TOTAL ASSETS	158,421	43,884	6,362

LIABILITIES
Amounts due to subsidiaries of the Company	379,533	443,575	64,312
Accrued expenses and other liabilities	3,817	2,355	341
TOTAL LIABILITIES	383,350	445,930	64,653

Commitments and contingencies (Note 24)

SHAREHOLDERS’ EQUITY
Class A Ordinary Shares (US$ 0.000125 par value per share; 348,217,505 shares authorized as of December 31, 2021 and 2022; 249,085,237 and 249,232,020 shares outstanding as of December 31, 2021 and 2022, respectively)	233	233	34
Class B Ordinary Shares (US$ 0.000125 par value per share; 51,782,495 shares authorized as of December 31, 2021 and 2022; 50,939,520 shares outstanding as of December 31, 2021 and 2022)	42	42	6
Additional paid-in capital	1,992,321	1,998,822	289,802
Accumulated other comprehensive income	9,120	15,685	2,274
Accumulated deficit	(2,226,645)	(2,416,828)	(350,407)
TOTAL SHAREHOLDERS’ DEFICIT	(224,929)	(402,046)	(58,291)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	158,421	43,884	6,362

23.Parent company only condensed financial information (Continued)

Condensed statements of operations and comprehensive loss (In thousands)

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$Note 2 (f)
Operating expenses:
Sales and marketing expenses	(3,182)	(354)	—	—
General and administrative expenses	(22,839)	(11,138)	(4,431)	(642)
Research and development expenses	(1,644)	(1,082)	(2,515)	(365)
Total operating expenses	(27,665)	(12,574)	(6,946)	(1,007)

Equity in loss of subsidiaries	(255,604)	(92,322)	(183,229)	(26,566)
Share of loss from equity method investments	(9,697)	3,331	—	—
Other expense, net	(969)	(39)	(8)	(1)
Loss before income tax expense	(293,935)	(101,604)	(190,183)	(27,574)
Income tax expense	—	(125)	—	—
Net loss	(293,935)	(101,729)	(190,183)	(27,574)

Other comprehensive income/(loss):
Foreign currency translation adjustments net of nil tax	(22,977)	(10,793)	6,565	952
Total other comprehensive income/(loss)	(22,977)	(10,793)	6,565	952
Total comprehensive loss	(316,912)	(112,522)	(183,618)	(26,622)

Condensed statements of cash flows (In thousands)

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$Note 2 (f)
Net cash used in operating activities	(20,972)	(11,840)	(5,404)	(784)

Cash flows from investing activities:
Net cash advances from subsidiaries	74,238	14,952	2,018	293
Purchase of Infrarisk, net of cash acquired (Note 4)	(4,911)	—	—	—
Net cash inflow from disposal of subsidiary	-	—	118	17
Net cash provided by investing activities	69,327	14,952	2,136	310

Cash flows from financing activities:
Proceeds from exercise of options	20	1	—	—
Net cash provided by financing activities	20	1	—	—

Effect of exchange rate changes on cash, cash equivalents	(52,516)	(5,325)	3,342	485

Net decrease in cash, cash equivalents	(4,141)	(2,212)	74	11
Cash and cash equivalents at beginning of the year	7,608	3,467	1,255	182
Cash and cash equivalents at end of the year	3,467	1,255	1,329	193